Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Current assets	$ 1,028,507	$ 1,229,186
Current liabilities	(73,168)	(83,159)
Carrying amount of investment	66,357	70,292
Net loss	173,494	114,233
Corporate share of net loss	$ 11,617	$ 16,140
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Net assets	$ 27,895	$ 33,320
Carrying amount of investment	24,026	28,982	$ 27,561
Corporate share of net loss	11,599	16,084
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets	80,088	104,907
Non-current assets	2,618	2,339
Current liabilities	(23,460)	(36,385)
Non-current liabilities	(2,314)	(2,861)
Net assets	56,932	68,000
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(4,193)	(4,662)
Carrying amount of investment	24,026	28,982
Revenue	6,476	38,260
Net loss	23,672	32,825
Corporate share of net loss	$ 11,599	$ 16,084